Forfeiture Shares - Schedule of Fair Value of Forfeited Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Forfeited Shares [Line Items]
Stock price (in Dollars per share)	$ 2.6	$ 2.45
Expected term (years)	9 months
Expected volatility	63.84%
Risk-free interest rate	4.20%
Minimum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Expected term (years)		9 months
Expected volatility		30.95%
Risk-free interest rate		4.37%
Maximum [Member]
Schedule of Fair Value of Forfeited Shares [Line Items]
Expected term (years)		1 year 9 months
Expected volatility		60.31%
Risk-free interest rate		5.03%